Pay vs Performance Disclosure - USD ($)	12 Months Ended					13 Months Ended	44 Months Ended	63 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 24, 2022	Dec. 31, 2025	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed calendar years. The following disclosure does not include a “Company-Selected Measure,” as outlined by Item 402(v)(2)(vi), or a discussion of any other financial measures that are used to link executive compensation actually paid, as outlined by Item 402(v)(6), as executive compensation decisions are made based on a holistic look of the overall health of the Company and are not based on any fixed performance metrics.
Pay Versus Performance Table*

Year	Summary compensation table total for PEO**		Summary compensation table total for PEO***		Compensation actually paid to PEO** (11)		Compensation actually paid to PEO*** (11)		Average summary compensation table total for non-PEO named executive officers		Average compensation actually paid to non-PEO named executive officers (11)		Value of initial fixed $100 investment based on:		Net income
													Total shareholder return (9)	Peer group total shareholder return (10)
2025	—		$3,915,423	(2)	—		$4,359,501	(2)	$718,757	(4)	$793,323	(4)	$81.07	$64.72	$60,319,000
2024	—		$3,515,543	(2)	—		$5,584,743	(2)	$668,206	(5)	$1,198,939	(5)	$80.04	$62.94	$74,335,000
2023	—		$2,574,570	(2)	—		$2,902,479	(2)	$590,205	(6)	$724,842	(6)	$61.20	$70.81	$(116,630,000)
2022	$1,000,000	(1)	$3,250,000	(2)	$363,660	(1)	$2,891,924	(2)	$1,055,446	(7)	$665,110	(7)	$63.94	$69.54	$(60,066,000)
2021	—	(3)	$1,220,000	(1)	$666,471	(3)	$1,508,762	(1)	$900,483	(8)	$1,092,387	(8)	$116.01	$106.35	$138,550,000

*
As previously noted, the Summary Compensation Table totals include only the amounts of compensation that we are able to quantify for services rendered to us during the fiscal year. As such, for all PEOs and non-PEOs,
it includes only the grant date fair value of the equity compensation awards granted by us, while for the non-PEOs,
it also includes amounts (including base salary and bonus) based on a ratio of the compensation paid to the personnel of our Manager serving as our chief financial officer by an affiliate of our Manager to the total compensation expenses incurred by an affiliate of our Manager for services rendered to us. Due to the personnel of our Manager serving as our chief financial officer being the only persons whose compensation numbers include cash compensation, the non-PEO
compensation amounts appear higher in certain years than the PEO compensation amounts. Throughout this table, parentheses denote negative numbers.

**	For years in which more than one individual served as PEO for different portions of the year, this column represents disclosure for the individual who served as PEO as of January 1 of such year.
***	This column represents disclosure for the individual who served as PEO as of December 31 of each respective year.
(1)
Represents disclosure for Matt Coleman, who served as our principal executive officer, as defined in Item 402(a)(3) of Regulation
S-K
under the Exchange Act (“PEO”), from April 1, 2021 to April 24, 2022.

(2)
Represents disclosure for Doug Bouquard, our PEO since April 25, 2022, and includes, for 2022, the value of his one-time
sign-on
equity compensation grant in addition to his annual equity compensation grant.

(3)	Represents disclosure for Greta Guggenheim, our PEO from January 2016 to March 31, 2021.
(4)	Non-PEO named executive officers for 2025 are Matthew Coleman, Robert Foley, and Brandon Fox.
(5)	Non-PEO named executive officers for 2024 are Matthew Coleman, Robert Foley, and Brandon Fox.
(6)	Non-PEO named executive officers for 2023 are Matthew Coleman, Robert Foley, and Brandon Fox.
(7)	Non-PEO named executive officers for 2022 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(8)	Non-PEO named executive officers for 2021 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(9)	Represents the cumulative total shareholder return over a five-year period (or, if less, the period beginning January 1, 2021 and ending on December 31st of the relevant compensation year).
(10)
Represents the cumulative total shareholder return over a five-year period (or, if less, the period beginning January 1, 2021 and ending on December 31st of the relevant compensation year) for the FTSE NAREIT Mortgage REITs Index.

(11)
The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of
Regulation S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K
the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2025
Adjustments	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2025	$(3,915,423.34)	$(592,824.14)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2025 that remain unvested as of year-end 2025, determined as of 12/31/2025	$3,700,526.34	$560,287.14
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to 12/31/2025	$66,293.37	$11,620.03
Increase/deduction for awards granted during prior fiscal years that vested during 2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to the vesting date	$(231,476.70)	$(56,021.42)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$824,158.08	$151,503.68
Total Adjustments	$444,077.75	$74,565.29
Summary Compensation Table Total	$3,915,423.34	$718,757.33
Compensation Actually Paid	$4,359,501.09	$793,322.63

Named Executive Officers, Footnote
(4)	Non-PEO named executive officers for 2025 are Matthew Coleman, Robert Foley, and Brandon Fox.
(5)	Non-PEO named executive officers for 2024 are Matthew Coleman, Robert Foley, and Brandon Fox.
(6)	Non-PEO named executive officers for 2023 are Matthew Coleman, Robert Foley, and Brandon Fox.
(7)	Non-PEO named executive officers for 2022 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(8)	Non-PEO named executive officers for 2021 are Robert Foley, Peter Smith, and Deborah Ginsberg.

Peer Group Issuers, Footnote
(10)
Represents the cumulative total shareholder return over a five-year period (or, if less, the period beginning January 1, 2021 and ending on December 31st of the relevant compensation year) for the FTSE NAREIT Mortgage REITs Index.

PEO Total Compensation Amount	$ 3,915,423.34
PEO Actually Paid Compensation Amount	$ 4,359,501.09
Adjustment To PEO Compensation, Footnote
(11)
The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of
Regulation S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K
the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2025
Adjustments	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2025	$(3,915,423.34)	$(592,824.14)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2025 that remain unvested as of year-end 2025, determined as of 12/31/2025	$3,700,526.34	$560,287.14
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to 12/31/2025	$66,293.37	$11,620.03
Increase/deduction for awards granted during prior fiscal years that vested during 2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to the vesting date	$(231,476.70)	$(56,021.42)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$824,158.08	$151,503.68
Total Adjustments	$444,077.75	$74,565.29
Summary Compensation Table Total	$3,915,423.34	$718,757.33
Compensation Actually Paid	$4,359,501.09	$793,322.63

Non-PEO NEO Average Total Compensation Amount	$ 718,757.33	$ 668,206	$ 590,205	$ 1,055,446	$ 900,483
Non-PEO NEO Average Compensation Actually Paid Amount	$ 793,322.63	1,198,939	724,842	665,110	1,092,387
Adjustment to Non-PEO NEO Compensation Footnote
(11)
The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of
Regulation S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K
the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2025
Adjustments	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2025	$(3,915,423.34)	$(592,824.14)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2025 that remain unvested as of year-end 2025, determined as of 12/31/2025	$3,700,526.34	$560,287.14
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to 12/31/2025	$66,293.37	$11,620.03
Increase/deduction for awards granted during prior fiscal years that vested during 2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to the vesting date	$(231,476.70)	$(56,021.42)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$824,158.08	$151,503.68
Total Adjustments	$444,077.75	$74,565.29
Summary Compensation Table Total	$3,915,423.34	$718,757.33
Compensation Actually Paid	$4,359,501.09	$793,322.63

Compensation Actually Paid vs. Total Shareholder Return	Total Shareholder Return and “Compensation Actually Paid”
Compensation Actually Paid vs. Net Income	Net Income and “Compensation Actually Paid”
Total Shareholder Return Vs Peer Group	Total Shareholder Return and “Compensation Actually Paid”
Total Shareholder Return Amount	$ 81.07	80.04	61.2	63.94	116.01
Peer Group Total Shareholder Return Amount	64.72	62.94	70.81	69.54	106.35
Net Income (Loss)	60,319,000	74,335,000	(116,630,000)	(60,066,000)	138,550,000
Doug Bouquard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,915,423	3,515,543	2,574,570	3,250,000
PEO Actually Paid Compensation Amount	4,359,501	5,584,743	2,902,479	2,891,924
PEO Name							Doug Bouquard
Greta Guggenheim [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount					666,471
PEO Name								Greta Guggenheim
Brandon Fox [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	293,330	200,718	137,149
Robert Foley [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,347,343	1,427,554	1,359,166
Matt Coleman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	515,599	376,345	274,299	1,000,000	1,220,000
PEO Actually Paid Compensation Amount				$ 363,660	$ 1,508,762
PEO Name						Matt Coleman
PEO | Doug Bouquard [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	444,077.75
Salary	0	0	0
Bonus	0	0	0
Stock Awards	3,915,423	3,515,543	2,574,570
Non-Equity Incentive Plan Compensation	0	0	0
Non-qualified Deferred Compensation Earnings	0	0	0
All Other Compensation	0	0	0
PEO | Doug Bouquard [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,915,423.34)
PEO | Doug Bouquard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,700,526.34
PEO | Doug Bouquard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,293.37
PEO | Doug Bouquard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,476.7)
PEO | Doug Bouquard [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	824,158.08
PEO | Matt Coleman [Member]
Pay vs Performance Disclosure
Salary	0	0	0
Bonus	0	0	0
Stock Awards	515,599	376,345	274,299
Non-Equity Incentive Plan Compensation	0	0	0
Non-qualified Deferred Compensation Earnings	0	0	0
All Other Compensation	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,565.29
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(592,824.14)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,287.14
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,620.03
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,021.42)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,503.68
Non-PEO NEO | Brandon Fox [Member]
Pay vs Performance Disclosure
Salary	21,875	0	0
Bonus	31,797	0	0
Stock Awards	236,860	200,718	137,149
Non-Equity Incentive Plan Compensation	0	0	0
Non-qualified Deferred Compensation Earnings	0	0	0
All Other Compensation	2,798	0	0
Non-PEO NEO | Robert Foley [Member]
Pay vs Performance Disclosure
Salary	84,375	112,500	101,715
Bonus	231,188	303,750	289,845
Stock Awards	1,026,014	1,003,582	960,052
Non-Equity Incentive Plan Compensation	0	0	0
Non-qualified Deferred Compensation Earnings	0	0	0
All Other Compensation	$ 5,766	$ 7,722	$ 7,554